UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6692

Name of Fund: MuniYield California Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniYield
      California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments

                                         MuniYield California Insured Fund, Inc.

Schedule of Investments as of July 31, 2004                       (in Thousands)

S&P                  Moody's   Face
Ratings              Ratings  Amount                       Municipal Bonds                                                  Value
===================================================================================================================================
California - 131.3%
===================================================================================================================================
AAA                  Aaa      $ 7,000      ABAG Finance Authority for Nonprofit Corporations, California,                 $   7,658
                                           COP (Children's Hospital Medical Center), 6% due 12/01/2029(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa       10,000      Alhambra, California, City Elementary School District, GO                          2,188
                                           (Election of 1999), Series B, 5.10%** due 9/01/2031(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        3,580      Anaheim, California, Public Financing Authority, Electric System                   3,585
                                           Distribution Facilities Revenue Bonds, Series A, 5% due 10/01/2031(e)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,400      Anaheim, California, Union High School District, GO (Election of 2002),            2,412
                                           5% due 8/01/2027(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        1,985      Arcadia, California, Unified School District, GO, Series B, 6.50% due              2,106
                                           7/01/2015(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        3,675      Bakersfield, California, COP, Refunding (Convention Center Expansion               3,983
                                           Project), 5.80% due 4/01/2017(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,000      Bay Area Government Association, California, Revenue Refunding Bonds               2,069
                                           (California Redevelopment Agency Pool), Series A, 6% due 12/15/2024(e)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        3,990      Brentwood, California, Infrastructure Refinancing Authority, Infrastructure        4,059
                                           Revenue Refunding Bonds, Series A, 5.20% due 9/02/2029(e)
-----------------------------------------------------------------------------------------------------------------------------------
                                           California Community College Financing Authority, Lease Revenue Bonds,
                                           Series A(g):
AAA                  Aaa        3,215          5.95% due 12/01/2022                                                           3,630
AAA                  Aaa        1,100          6% due 12/01/2029                                                              1,210
-----------------------------------------------------------------------------------------------------------------------------------
                                           California Educational Facilities Authority, Revenue Bonds, Series A:
AAA                  NR*       28,000          (Pepperdine University), 5.50% due 8/01/2032(g)                               29,190
NR*                  A2         5,000          (University of San Diego), 5.50% due 10/01/2032                                5,130
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        5,000      California Educational Facilities Authority, Revenue Refunding Bonds               5,003
                                           (Pepperdine University), Series A, 5% due 9/01/2033(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  NR*       17,595      California Educational Facilities Authority, Student Loan Revenue Bonds           18,160
                                           (Caledge Loan Program), AMT, 5.55% due 4/01/2028(a)
-----------------------------------------------------------------------------------------------------------------------------------
A1                   VMIG1+     2,055      California HFA, Home Mortgage Revenue Bonds, VRDN, Series F, 1.09% due             2,055
                                           2/01/2033(a)(j)
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio
Abbreviations

To simplify the listings of MuniYield California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
GO        General Obligation Bonds
HFA       Housing Finance Agency
RIB       Residual Interest Bonds
RITR      Residual Interest Trust Receipts
S/F       Single-Family
VRDN      Variable Rate Demand Notes

                                         MuniYield California Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

S&P                  Moody's   Face
Ratings              Ratings  Amount                       Municipal Bonds                                                  Value
===================================================================================================================================
California (continued)
===================================================================================================================================
AAA                  Aaa      $ 2,750      California Health Facilities Financing Authority Revenue Bonds (Kaiser         $   2,961
                                           Permanente), Series A, 5.50% due 6/01/2022(e)(l)
-----------------------------------------------------------------------------------------------------------------------------------
                                           California Health Facilities Financing Authority, Revenue Refunding
                                           Bonds(g):
A1+                  VMIG1+     3,000          (Adventist Hospital), VRDN, Series A, 1.06% due 9/01/2028(j)                   3,000
A1+                  VMIG1+     1,500          (Adventist Hospital), VRDN, Series C, 1.06% due 9/01/2015(j)                   1,500
AAA                  Aaa        3,750          (Cottage Health System), Series B, 5% due 11/01/2033                           3,704
-----------------------------------------------------------------------------------------------------------------------------------
BBB+                 Baa2      16,000      California Pollution Control Financing Authority, Solid Waste Disposal            16,167
                                           Revenue Refunding Bonds (Republic Services Inc. Project), AMT, Series C,
                                           5.25% due 6/01/2023
-----------------------------------------------------------------------------------------------------------------------------------
                                           California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue
                                           Bonds (Mortgage-Backed Securities Program), AMT:
AAA                  NR*        1,155          Series A, 6.35% due 12/01/2029(c)(d)                                           1,173
NR*                  Aaa          355          Series A-1, 6.90% due 12/01/2024(c)(f)                                           373
AAA                  NR*          760          Series B, 6.25% due 12/01/2031(d)(f)                                             781
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa          860      California State, GO, 6.25% due 10/01/2019(g)(h)                                     866
-----------------------------------------------------------------------------------------------------------------------------------
                                           California State, GO, Refunding:
AAA                  Aaa        4,290          5% due 2/01/2031(g)                                                            4,277
AAA                  NR*        9,935          DRIVERS, AMT, Series 239, 10.014% due 12/01/2032(a)(i)                        10,254
AAA                  Aaa        3,000          Series BX, 5.50% due 12/01/2031(e)                                             3,050
-----------------------------------------------------------------------------------------------------------------------------------
                                           California State, Various Purpose, GO:
AAA                  Aaa        4,705          5% due 4/01/2031                                                               4,691
BBB                  A3         5,950          5.50% due 11/01/2033(a)                                                        6,159
-----------------------------------------------------------------------------------------------------------------------------------
                                           California State Department of Veteran Affairs, Home Purpose Revenue
                                           Refunding Bonds:
AAA                  Aaa       12,680          Series A, 5.35% due 12/01/2027(a)                                             13,004
A                    Aa2        7,500          Series C, 6.15% due 12/01/2027                                                 7,777
-----------------------------------------------------------------------------------------------------------------------------------
BBB+                 A3         7,500      California State Department of Water Resources, Power Supply Revenue Bonds,        8,274
                                           Series A, 5.75% due 5/01/2017
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        4,530      California State Public Works Board, Lease Revenue Bonds (Department of            4,773
                                           Corrections-Ten Administrative Segregation Housing Units), Series A,
                                           5.25% due 3/01/2020(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa       16,675      California State Public Works Board, Lease Revenue Refunding Bonds                18,111
                                           (Department of Corrections), Series B, 5.625% due 11/01/2016(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        1,000      California State University, Sacramento Foundation, Auxiliary Organization         1,045
                                           Revenue Bonds, Series A, 5.50% due 10/01/2037(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,375      California State University and Colleges, Housing System Revenue Refunding         2,525
                                           Bonds, 5.90% due 11/01/2021(b)
-----------------------------------------------------------------------------------------------------------------------------------
AA                   Aaa        4,100      California Statewide Communities Development Authority, COP (Kaiser                4,418
                                           Permanente), 5.30% due 12/01/2015(e)(l)
-----------------------------------------------------------------------------------------------------------------------------------
A                    A3         3,685      California Statewide Communities Development Authority, Health Facility            3,891
                                           Revenue Bonds (Memorial Health Services), Series A, 6% due 10/01/2023
-----------------------------------------------------------------------------------------------------------------------------------
AA-                  A1         1,000      California Statewide Communities Development Authority Revenue Bonds               1,018
                                           (Sutter Health), Series B, 5.50% due 8/15/2028
-----------------------------------------------------------------------------------------------------------------------------------

                                         MuniYield California Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

S&P                  Moody's   Face
Ratings              Ratings  Amount                       Municipal Bonds                                                  Value
===================================================================================================================================
California (continued)
===================================================================================================================================
AAA                  Aaa      $ 5,000      Calleguas-Las Virgenes, California, Public Financing Authority Revenue Bonds   $   4,992
                                           (Calleguas Municipal Water District Project), Series A, 5% due 7/01/2033(g)
-----------------------------------------------------------------------------------------------------------------------------------
                                           Ceres, California, Redevelopment Agency, Tax Allocation Bonds (Ceres
                                           Redevelopment Project Area Number 1) (g):
AAA                  Aaa        4,600          5.75% due 11/01/2030                                                           4,925
AAA                  Aaa        4,000          5% due 11/01/2033                                                              3,975
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        6,000      Chaffey, California, Union High School District, GO, Series C, 5.375% due          6,380
                                           5/01/2023(e)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,540      Coalinga, California, Redevelopment Agency Tax Allocation Bonds, 5.90% due         2,806
                                           9/15/2025(g)
-----------------------------------------------------------------------------------------------------------------------------------
AA                   NR*        2,750      Commerce, California, Joint Powers Financing Authority Revenue Bonds               2,686
                                           (Redevelopment Projects), Series A, 5% due 8/01/2028(k)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,000      Compton, California, Unified School District, GO (Election of 2002),               2,006
                                           Series B, 5% due 6/01/2029(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa       12,180      Contra Costa County, California, COP, Refunding (Merrithew Memorial               13,151
                                           Hospital Project), 5.375% due 11/01/2017(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        8,500      Corona, California, COP (Clearwater Congeneration Project), 5% due                 8,452
                                           9/01/2028(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,000      Coronado, California, Community Development Agency, Tax Allocation Bonds           2,113
                                           (Coronado Community Development Project), 5.60% due 9/01/2030(g)
-----------------------------------------------------------------------------------------------------------------------------------
                                           El Monte, California, City School District, GO, Refunding, Series A(e):
AAA                  Aaa        1,000          6.25% due 5/01/2020                                                            1,141
AAA                  Aaa        1,500          6.25% due 5/01/2025                                                            1,699
-----------------------------------------------------------------------------------------------------------------------------------
                                           El Monte, California, School District, GO, Series B(b):
AAA                  Aaa        3,025          5.375% due 5/01/2022                                                           3,233
AAA                  Aaa        2,525          5.375% due 5/01/2027                                                           2,628
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        5,000      El Rancho, California, Unified School District, GO (Election of 2003),             5,018
                                           Series A, 5% due 8/01/2028(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa       10,755      Fremont, California, Unified School District, Alameda County, GO, Series A,       11,405
                                           5.50% due 8/01/2026(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        4,295      Fresno, California, Joint Powers Financing Authority, Lease Revenue Bonds,         4,648
                                           Series A, 5.75% due 6/01/2026(e)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        4,390      Glendale, California, Electric Revenue Bonds, 5% due 2/01/2032(g)                  4,383
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,500      La Quinta, California, Financing Authority, Local Agency Revenue Bonds,            2,611
                                           Series A, 5.25% due 9/01/2024(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        3,800      Las Lomitas, California, School District, Election of 2001, GO, 5.50% due          4,117
                                           7/01/2022(e)
-----------------------------------------------------------------------------------------------------------------------------------
NR*                  NR*        7,575      Long Beach, California, Harbor Revenue Bonds, RIB, AMT, Series 786-X, 9.39%        7,984
                                           due 5/15/2024(i)
-----------------------------------------------------------------------------------------------------------------------------------

                                         MuniYield California Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

S&P                  Moody's   Face
Ratings              Ratings  Amount                       Municipal Bonds                                                  Value
===================================================================================================================================
California (continued)
===================================================================================================================================
AAA                  Aaa      $10,000      Los Angeles, California, Community Redevelopment Agency, Community             $  10,015
                                           Redevelopment Financing Authority Revenue Bonds (Bunker Hill Project),
                                           Series A 5% due 12/01/2027(e)
-----------------------------------------------------------------------------------------------------------------------------------
                                           Los Angeles, California, Department of Airports, Airport Revenue Bonds,
                                           AMT (b):
AAA                  Aaa          710          (Los Angeles International Airport), Series D, 5.625% due 5/15/2005(h)           740
AAA                  Aaa          290          (Los Angeles International Airport), Series D, 5.625% due 5/15/2012              301
AAA                  Aaa        2,500          (Ontario International Airport), Series A, 6% due 5/15/2017                    2,660
-----------------------------------------------------------------------------------------------------------------------------------
                                           Los Angeles, California, Department of Water and Power, Electric Plant
                                           Revenue Refunding Bonds(g)(h):
AAA                  Aaa        3,400          5.50% due 2/15/2005                                                            3,512
AAA                  Aaa        4,000          5.875% due 2/15/2005                                                           4,140
AAA                  Aaa        8,000          6% due 2/15/2005                                                               8,285
AAA                  Aaa        7,140          6.125% due 2/15/2005                                                           7,400
-----------------------------------------------------------------------------------------------------------------------------------
                                           Los Angeles, California, Harbor Department Revenue Bonds, AMT(g)(i):
NR*                  Aaa        7,365          RIB, Series 349, 11.09% due 11/01/2026                                         8,561
AAA                  Aaa        7,000          Trust Receipts, Class R, Series 7, 11.087% due 11/01/2026                      8,137
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,000      Los Angeles, California, Unified School District, GO, Series A, 5% due             2,010
                                           1/01/2028(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        3,165      Los Angeles, California, Water and Power Revenue Refunding Bonds (Power            3,374
                                           System), Series A-A-2, 5.375% due 7/01/2021(g)
-----------------------------------------------------------------------------------------------------------------------------------
                                           Los Angeles County, California, Metropolitan Transportation Authority,
                                           Sales Tax Revenue Refunding Bonds:
AAA                  Aaa       15,000          (Proposition A), First Tier, Senior Series B, 5% due 7/01/2019(g)             15,737
AAA                  Aaa        2,000          (Proposition C), Second Tier Senior Series A, 5.25% due 7/01/2030(b)           2,044
-----------------------------------------------------------------------------------------------------------------------------------
                                           Los Gatos, California, Joint Union High School District, GO (Election of
                                           1998), Series C(e):
AAA                  Aaa        5,830          5.375% due 6/01/2022                                                           6,233
AAA                  Aaa        1,000          5% due 6/01/2027                                                               1,005
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        3,000      Los Rios, California, Community College District, GO (Election of 2002),           3,016
                                           Series B, 5% due 8/01/2027(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        5,370      Metropolitan Water District of Southern California, Waterworks Revenue             5,377
                                           Bonds, Series B-1, 5% due 10/01/2033(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,175      Mount Pleasant, California, Elementary School District, GO, Series B,              2,505
                                           6.35% due 12/01/2024(e)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        4,245      Nevada County, California, COP, Refunding, 5.25% due 10/01/2019(g)                 4,482
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,000      New Haven, California, Unified School District, GO, Refunding, 5.75% due           2,231
                                           8/01/2020(e)
-----------------------------------------------------------------------------------------------------------------------------------

                                         MuniYield California Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

S&P                  Moody's   Face
Ratings              Ratings  Amount                       Municipal Bonds                                                  Value
===================================================================================================================================
California (continued)
===================================================================================================================================
AAA                  Aaa      $ 2,000      Oakland, California, State Building Authority, Lease Revenue Bonds (Elihu M    $   2,190
                                           Harris), Series A, 5.50% due 4/01/2014(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        1,245      Orange County, California, Airport Revenue Refunding Bonds, AMT, 5.625% due        1,350
                                           7/01/2012(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        6,360      Orange County, California, Public Financing Authority, Lease Revenue               6,882
                                           Refunding Bonds (Juvenile Justice Center Facility), 5.375% due 6/01/2018(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa       16,920      Orange County, California, Recovery COP, Refunding, Series A, 6% due              18,212
                                           7/01/2026(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        4,360      Orchard, California, School District, GO, Series A, 6.50% due 8/01/2005(b)(h)      4,668
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        9,645      Oxnard, California, Unified High School District, GO, Refunding, Series A,        10,863
                                           6.20% due 8/01/2030(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        1,275      Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds       1,353
                                           (Convention Center Project), Series A, 5.50% due 11/01/2035(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        7,500      Pioneers Memorial Hospital District, California, GO, Refunding, 6.50% due          7,714
                                           10/01/2004(a)(h)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa       10,000      Port Oakland, California, RITR, AMT, Class R, Series 5, 10.192% due               11,792
                                           11/01/2012(b)(i)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        7,500      Port Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due                  7,848
                                           11/01/2029(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa       19,035      Port Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due      19,433
                                           11/01/2027(b)
-----------------------------------------------------------------------------------------------------------------------------------
                                           Rio Hondo, California, Community College District, GO, Series A(g):
AAA                  Aaa        3,000          5% due 8/01/2026                                                               3,023
AAA                  Aaa        3,500          5.25% due 6/01/2029                                                            3,607
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        3,000      Riverside, California, COP, 5% due 9/01/2028(a)                                    3,000
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        6,000      Riverside, California, Unified School District, Election, GO, Series A,            6,298
                                           5.25% due 2/01/2023(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        4,500      Riverside County, California, Asset Leasing Corporation, Leasehold Revenue         5,046
                                           Refunding Bonds (Riverside County Hospital Project), Series B, 5.70% due
                                           6/01/2016(g)
-----------------------------------------------------------------------------------------------------------------------------------
NR*                  Aaa        1,300      San Bernardino County, California, S/F Home Mortgage Revenue Refunding             1,315
                                           Bonds, AMT, Series A-1, 6.25% due 12/01/2031(d)
-----------------------------------------------------------------------------------------------------------------------------------
                                           San Diego County, California, COP (Salk Institute for Bio Studies)(g):
AAA                  Aaa        3,570          5.75% due 7/01/2022                                                            3,925
AAA                  Aaa        5,200          5.75% due 7/01/2031                                                            5,580
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,090      San Francisco, California, Bay Area Rapid Transit District, Revenue                2,096
                                           Refunding Bonds (BART SFO Extention), Series A, 4.875% due 6/15/2009(a)
-----------------------------------------------------------------------------------------------------------------------------------
                                           San Francisco, California, City and County Airport Commission,
                                           International Airport Revenue Bonds, Second Series(b):
AAA                  Aaa        8,500          AMT, Issue 11, 6.25% due 5/01/2005(h)                                          8,885
AAA                  Aaa        3,000          Issue 12-B, 5.625% due 5/01/2021                                               3,169
-----------------------------------------------------------------------------------------------------------------------------------

                                         MuniYield California Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

S&P                  Moody's   Face
Ratings              Ratings  Amount                       Municipal Bonds                                                  Value
===================================================================================================================================
California (continued)
===================================================================================================================================
                                           San Francisco, California, City and County Airports Commission,
                                           International Airport Revenue Refunding Bonds, Second Series 28B(g):
AAA                  Aaa      $ 3,000          AMT, 5.25% due 5/01/2023                                                   $   3,124
AAA                  Aaa        6,455          5.25% due 5/01/2024                                                            6,687
-----------------------------------------------------------------------------------------------------------------------------------
                                           San Francisco, California, City and County Airports Commission,
                                           International Airport, Special Facilities Lease Revenue Bonds, SFO Fuel
                                           Company LLC, AMT, Series A (e):
AAA                  Aaa        1,000          6.10% due 1/01/2020                                                            1,098
AAA                  Aaa        1,000          6.125% due 1/01/2027                                                           1,096
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        8,335      San Francisco, California, City and County Public Utilities Commission,            8,324
                                           Water Revenue Refunding Bonds, Series A, 5% due 11/01/2032(g)
-----------------------------------------------------------------------------------------------------------------------------------
                                           San Francisco, California, Community College District, GO, Refunding,
                                           Series A(b):
NR*                  Aaa        1,735          5.375% due 6/15/2019                                                           1,877
NR*                  Aaa        1,730          5.375% due 6/15/2020                                                           1,853
NR*                  Aaa        1,925          5.375% due 6/15/2021                                                           2,054
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        4,135      San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028(g)         4,135
-----------------------------------------------------------------------------------------------------------------------------------
NR*                  Aaa        3,650      San Jose, California, Redevelopment Agency, Tax Allocation Bonds, RIB, AMT,        4,084
                                           Series 149, 10.29% due 8/01/2027(g)(i)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        4,250      San Juan, California, Unified School District, GO (Election of 2002), 5% due       4,265
                                           8/01/2028(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        1,700      San Mateo County, California, Community College District, COP, 5% due              1,697
                                           10/01/2029(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,595      Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds                2,772
                                           (Bayshore North Project), Series A, 5.25% due 6/01/2019(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        5,500      Santa Clara, California, Subordinated Electric Revenue Bonds, Series A,            5,519
                                           5% due 7/01/2028(g)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        1,100      Santa Clara Valley, California, Water District, Water Utility System               1,110
                                           Revenue, Series A, 5.125% due 6/01/2031(b)
-----------------------------------------------------------------------------------------------------------------------------------
                                           Santa Rosa, California, High School District, GO:
AAA                  Aaa        3,000          5.375% due 8/01/2026(e)                                                        3,122
AAA                  Aaa        2,500          (Election of 2002), 5% due 8/01/2028(g)                                        2,509
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,000      Stockton, California, Public Financing Authority, Lease Revenue Bonds              2,021
                                           (Parking & Capital Projects), 5.125% due 9/01/2030(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  NR*        1,055      Stockton, California, Public Financing Revenue Refunding Bonds, Series A,          1,106
                                           5.875% due 9/02/2016(e)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        1,500      Tehachapi, California, COP, Refunding (Installment Sale), 5.75% due                1,696
                                           11/01/2016(e)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        6,000      Tracy, California, Community Development Agency, Tax Allocation Refunding          5,961
                                           Bonds, Series A, 5% due 3/01/2034(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        3,000      Turlock, California, Public Finance Authority, Sewer Revenue Bonds,                3,002
                                           Series A, 5% due 9/15/2033(b)
-----------------------------------------------------------------------------------------------------------------------------------

                                         MuniYield California Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

S&P                  Moody's   Face
Ratings              Ratings  Amount                       Municipal Bonds                                                  Value
===================================================================================================================================
California (concluded)
===================================================================================================================================
                                           University of California Revenue Bonds:
AAA                  Aaa      $ 8,720          (Multiple Purpose Projects), Series Q, 5% due 9/01/2024(e)                 $   8,911
AAA                  Aaa        6,110          (Multiple Purpose Projects), Series Q, 5% due 9/01/2033(e)                     6,100
AAA                  Aaa        4,790          Series O, 5.125% due 9/01/2031(b)                                              4,839
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        6,130      Vacaville, California, Unified School District, GO (Election of 2001),             6,307
                                           5.25% due 8/01/2028(e)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,550      Vista, California, Unified School District, GO, Series B, 5%                       2,559
                                           due 8/01/2028(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        4,600      Walnut, California, Energy Center Authority Revenue Bonds, Series A,               4,572
                                           5% due 1/01/2034(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa        2,185      Walnut, California, Public Financing Authority, Tax Allocation Revenue Bonds       2,321
                                           (Walnut Improvement Project), 5.375% due 9/01/2021(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA                  NR*        6,690      West Contra Costa, California, Unified School District, GO, Series B, 5% due       6,696
                                           8/01/2032(e)
===================================================================================================================================
Puerto Rico - 11.3%
===================================================================================================================================
                                           Puerto Rico Commonwealth, Public Improvement, GO(g):
AAA                  Aaa        4,335          5.75% due 7/01/2017                                                            4,919
AAA                  Aaa        4,075          5.75% due 7/01/2018                                                            4,624
AAA                  Aaa        1,090          5.75% due 7/01/2019                                                            1,237
-----------------------------------------------------------------------------------------------------------------------------------
A                    Baa1      12,000      Puerto Rico Commonwealth Highway and Transportation Authority,                    11,565
                                           Transportation Revenue Bonds, Series G, 5% due 7/01/2042
-----------------------------------------------------------------------------------------------------------------------------------
A-                   A3         1,000      Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%       1,001
                                           due 7/01/2029
-----------------------------------------------------------------------------------------------------------------------------------
NR*                  Aaa       10,000      Puerto Rico Municipal Finance Agency, GO, RIB, Series 225, 10.14% due             12,504
                                           8/01/2012(e)(i)
-----------------------------------------------------------------------------------------------------------------------------------
BBB+                 Baa2      20,000      Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue        21,697
                                           Bonds, Series E, 5.75% due 2/01/2007(h)
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Municipal Bonds  (Cost - $698,628) - 142.6%                                725,561
-----------------------------------------------------------------------------------------------------------------------------------

                               Shares
                                Held                    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                1,824      CMA California Municipal Money Fund++                                              1,824
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Short-Term Securities (Cost - $1,824) - 0.4%                                 1,824
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $700,452***) - 143.0%                                                                            727,385

Other Assets Less Liabilities - 2.2%                                                                                         11,227

Preferred Stock, at Redemption Value - (45.2%)                                                                             (230,016)
                                                                                                                          ---------
Net Assets Applicable to Common Stock - 100.0%                                                                            $ 508,596
                                                                                                                          =========

                                         MuniYield California Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (concluded)

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FHLMC Collateralized.
(d)   FNMA/GNMA Collateralized.
(e)   FSA Insured.
(f)   GNMA Collateralized.
(g)   MBIA Insured.
(h)   Prerefunded.
(i) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.
(j) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.
(k)   Radian Insured.
(l)   Escrowed to maturity.
*     Not Rated.
** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
*** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost                                                   $700,476
                                                                       ========
      Gross unrealized appreciation                                    $ 27,760
      Gross unrealized depreciation                                        (851)
                                                                       --------
      Net unrealized appreciation                                      $ 26,909
                                                                       ========

+     Highest short-term rating by Moody's Investors Service, Inc.
++ Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                          Net           Dividend
      Affiliate                                         Activity          Income
      --------------------------------------------------------------------------
      CMA California Municipal Money Fund                1,808          $      9
      --------------------------------------------------------------------------

Financial futures contracts sold as of July 31, 2004 were as follows:

                                                                           (in Thousands)
      -----------------------------------------------------------------------------------
        Number
         of                                     Expiration                    Unrealized
      Contracts          Issue                     Date        Face Value    Depreciation
      -----------------------------------------------------------------------------------
         525     10-Year US Treasury Notes    September 2004     $57,296      $  (831)
      -----------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield California Insured Fund, Inc.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President of
    MuniYield California Insured Fund, Inc.

Date: September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President of
    MuniYield California Insured Fund, Inc.

Date: September 17, 2004


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer of
    MuniYield California Insured Fund, Inc.

Date: September 17, 2004